Bingham McCutchen LLP

2020 K Street, N.W.

Washington, D.C. 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

January 28, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: File Room

Re:	AdvisorShares Trust (File Nos. 333-157876 and 811-22110) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 59 (“PEA No. 59”) to the Trust’s Registration Statement on Form N-1A. The primary purpose of PEA No. 59 is to reflect a change in the structure and principal investment strategies of the AdvisorShares Gartman Gold/Yen ETF, AdvisorShares Gartman Gold/British Pound ETF, and AdvisorShares Gartman Gold/Euro ETF from funds of funds to non-funds of funds.

If you have any questions regarding these materials, please do not hesitate to contact me at (202) 373-6101.

Very truly yours,

/s/ Laura E. Flores

Laura E. Flores